Commitments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure Of Commitments [Line Items]
Projected future payments	$ 2,387.6
2025
Disclosure Of Commitments [Line Items]
Projected future payments	355.9
2026
Disclosure Of Commitments [Line Items]
Projected future payments	246.8
2027
Disclosure Of Commitments [Line Items]
Projected future payments	272.7
2028
Disclosure Of Commitments [Line Items]
Projected future payments	277.5
2029 and thereafter
Disclosure Of Commitments [Line Items]
Projected future payments	$ 1,234.7